15. COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Long Term Lease Commitments

The Company leases its office facility in Sunnyvale, California under operating leases that expire November 30, 2013.   Future minimum lease payments as of June 30, 2013 are as follows:

YEAR ENDING

2013	$61,686

Rent expense was $73,554 and $78,966 for the six months ended June 30, 2013 and 2012, respectively.